Share Capital (Details)				12 Months Ended
	Aug. 24, 2022 shares	Aug. 25, 2021 USD ($) shares	Aug. 25, 2021 $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares
Share Capital (Details) [Line Items]
Issued and outstanding common shares				10.00%
RSU granted				3.00%
Share-based compensation (in Dollars) | $				$ 3,842,000	$ 6,096,000
Option granted				595,000
Exercise price (in Dollars per share) | $ / shares						$ 5.28
Stock Option				1,056,000
Options distributed				174,423
Cash dividends declared (in Dollars) | $				$ 4,425,000	$ 4,413,000
Cash dividends declared (in Dollars per share) | $ / shares				$ 0.025	$ 0.025
Common shares	7,079,407	7,054,000		98,277
Common shares cost (in Dollars) | $		$ 739,960
Weighted average price | (per share)			$ 3.25	$ 2.85
Total repurchasing cost (in Dollars) | $				$ 2,100,000
Anti-dilutive options and warrants				1,431,668	995,335
Minimum [Member]
Share Capital (Details) [Line Items]
Options cancelled				3.93
Maximum [Member]
Share Capital (Details) [Line Items]
Options cancelled				6.4
Directors, officers, and employees [Member] | Restricted Stock Units (RSUs) [Member]
Share Capital (Details) [Line Items]
Option granted				1,154,000
Directors, officers, and employees [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares						3.93
Directors, officers, and employees [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share Capital (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 4.08